Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	$ 848
Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	152
Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(12)
Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	219
Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(19)
Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	508
Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	3,437
Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	537
Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,665
Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	66,169
Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	7,182
Derivatives assets [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	8
Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	3,520
Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2,337
Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(73,199)
Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(20)
Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(6,738)
Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(20)
Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4,031)
Probable Scenario [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	6
Probable Scenario [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4)
Probable Scenario [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	8
Probable Scenario [member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	13
Probable Scenario [member] | Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	8
Probable Scenario [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	25
Probable Scenario [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1,790)
Probable Scenario [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(194)
Probable Scenario [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	13
Probable Scenario [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	35
Probable Scenario [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,980
Probable Scenario [member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(25)
Probable Scenario [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(60)
Probable Stressed Scenario Of Twenty Five Percentage [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	210
Probable Stressed Scenario Of Twenty Five Percentage [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	37
Probable Stressed Scenario Of Twenty Five Percentage [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(3)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	55
Probable Stressed Scenario Of Twenty Five Percentage [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	126
Probable Stressed Scenario Of Twenty Five Percentage [member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	859
Probable Stressed Scenario Of Twenty Five Percentage [member] | Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	134
Probable Stressed Scenario Of Twenty Five Percentage [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	416
Probable Stressed Scenario Of Twenty Five Percentage [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	16,542
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,795
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	880
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	584
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(18,300)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1,684)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1,008)
Probable Stressed Scenario of Fifty Percentage [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	422
Probable Stressed Scenario of Fifty Percentage [Member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	75
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(6)
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	109
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(9)
Probable Stressed Scenario of Fifty Percentage [Member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	253
Probable Stressed Scenario of Fifty Percentage [Member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,718
Probable Stressed Scenario of Fifty Percentage [Member] | Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	268
Probable Stressed Scenario of Fifty Percentage [Member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	832
Probable Stressed Scenario of Fifty Percentage [Member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	33,084
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	3,591
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Yen/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	4
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,760
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,169
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(36,600)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(10)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(3,369)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(10)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	$ (2,016)